Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2013
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan (Table Text Block)

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2013	338,135	$2,521	650,464	$4,736
Vested	2,600	17	—	—
Unvested on June 30, 2013	335,535	2,504	650,464	4,736